Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 29, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 - CONTINGENCIES

The Company is involved in various legal proceedings in the ordinary course of business. Management cannot presently predict the outcome of these matters, although management believes, based in part on the advice of counsel, that the ultimate resolution of these matters will not have a materially adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

NOTE 11 - COMMITMENTS AND CONTINGENCIES

Medical insurance

The Company self-insures employees for employee medical benefits under the Company’s group health plan. The Company maintains stop loss coverage for individual medical claims in excess of $100,000 and for annual Company medical claims which exceed approximately $3.4 million in the aggregate. While the ultimate amount of claims incurred are dependent on future developments, in management’s opinion, recorded accruals are adequate to cover the future payment of claims incurred as of January 29, 2011. However, it is possible that recorded accruals may not be adequate to cover the future payment of claims. Adjustments, if any, to estimates recorded resulting from ultimate claim payments will be reflected in operations in the periods in which such adjustments are determined. The self-insurance accrual at January 29, 2011 and January 30, 2010 was approximately $0.5 million and $0.2 million, respectively, which is included in accrued expenses and other liabilities in the accompanying consolidated balance sheets.

Leases and retail store rent

Total rent expense for warehouse space and equipment charged to operations for fiscal 2010 and fiscal 2009 was $3.3 million and $3.2 million, respectively. This includes payments of warehouse rent to Quality King.

In January 2008, the Company began subleasing office and warehouse facility from Quality King in Bellport, New York at a rate which is currently $2.5 million per year with an annual escalation of 3%. This sublease expires December 2027.

The Company leases space for its retail stores. The lease terms vary from month to month leases to ten year leases, in some cases with options to renew for longer periods. Various leases contain clauses which adjust the base rental rate by the prevailing Consumer Price Index, as well as requiring additional contingent rent based on a percentage of gross sales in excess of a specified amount.

Retail store rent expense in fiscal 2010 and 2009 were as follows (in thousands):

	Fiscal Year Ended January 29, 2011	Fiscal Year Ended January 30, 2010
Minimum rentals	$28,995	$28,407
Contingent rentals	894	954

Total	$29,889	$29,361

Aggregate future minimum rental payments under the above operating leases at January 29, 2011 are payable as follows (in thousands):

Fiscal Year
2011	$28,583
2012	25,456
2013	22,347
2014	20,045
2015	18,114
Thereafter	70,324

$184,869

The Company’s capitalized leases are for an office and distribution facility in Sunrise, Florida, warehouse equipment and computer hardware and software. The lease for the Florida facility expires December 2017 with monthly rent of approximately $104,000 during the remaining term of the lease. We currently have excess facility space consisting of the office and distribution space in Sunrise, Florida. The capital lease liability for this lease has been recorded as the net present value of the contractual lease payments less the amount for which we expect to be able to sublease the facility. The estimated sublease revenue was determined based upon a review of real estate market conditions, projections for sublease revenue and assumptions regarding the timing of sublease commencement, and with the assistance of a commercial real estate broker. The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments, at January 29, 2011 (in thousands):

Fiscal Year
2011	$1,424
2012	1,326
2013	1,327
2014	1,326
2015	1,327
Thereafter	2,544

Total future minimum lease payments	9,274
Less: Amount representing projected sublease revenue	(5,301)
Less: Amount representing interest	(1,127)

Present value of minimum lease payments	2,846
Less: Current portion	(1,073)

$1,773

Royalties

The Company is party to eight license agreements with unaffiliated licensors. Royalty expense was $2.0 million and $2.3 million for fiscal 2010 and fiscal 2009, respectively and is included in selling, general and administrative expenses on the accompanying consolidated statements of operations. The aggregate future minimum payments under these licensing agreements at January 29, 2011 are payable as follows (in thousands):

Fiscal Year
2011	$1,785
2012	1,285
2013	885
2014	775
2015	275
Thereafter	100

$5,105

Litigation

The Company is involved in various legal proceedings in the ordinary course of business. Management cannot presently predict the outcome of these matters, although management believes, based in part on the advice of counsel, that the ultimate resolution of these matters will not have a materially adverse effect on the Company’s consolidated financial position, results of operations or cash flows.